Restricted Net Assets	12 Months Ended
Aug. 31, 2019
Restricted Net Assets
Restricted Net Assets

22.   Restricted Net Assets

Prior to payment of dividends, pursuant to the laws applicable to the PRC’s foreign investment enterprises, the VIEs and the VIEs’ subsidiaries must make appropriations from after-tax profit to non-distributable reserve funds as determined by the board of directors of each company. These reserves include (i) general reserve and (ii) the development fund.

Subject to certain cumulative limits, in the event the Company’s board of directors declares dividends, the general reserve requires annual appropriations of 10% of after-tax income as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity’s registered capital; the other reserve appropriations are at the Company’s discretion. The general reserve can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. During the years ended August 31, 2017, 2018 and 2019, the Group's appropriations to the general reserve were nil, RMB450 and RMB886 (US$124).

PRC laws and regulations also require private schools to make annual appropriations of no less than 25% of after-tax income plus an annual increase according to the net assets of the schools to its development fund, which is to be used for the construction or maintenance of the schools or procurement or upgrading of educational equipment. As of August 31, 2017, 2018 and 2019, total appropriation of RMB3,739, RMB3,822 and RMB6,194 (US$866) was made, respectively.

The general reserve and development fund cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

Relevant PRC laws and regulations restrict the WFOE, the VIEs and the VIEs’ subsidiaries from transferring certain of their net assets to the Company in the form of loans, advances or cash dividends. Amounts restricted include the paid in capital and additional paid in capital of the WFOE, the VIEs and the VIEs’ subsidiaries, totaling approximately RMB2,659,984 (US$372,000) as of August 31, 2019.